United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21757

American Independence Funds Trust

(Exact name of registrant as specified in charter)

75 Virginia Road, Box 14, North White Plains, NY 10603

(Address of principal executive offices) (Zip code)

Darlene DeRemer, President, 75 Virginia Road, Box 14, North White Plains, NY 10603

(Name and address of agent for service)

with a copy to:

Jon Rand, Esq.

Dechert LLP

1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code: (646) 747-3477

Date of fiscal year end: 10/31/2018

Date of reporting period: 04/30/2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

American Independence Funds Trust

Semi-Annual Report - April 30, 2018 (Unaudited)

Schedule of Investments
American Independence Hillcrest Small Cap Value Fund	1
American Independence Global Tactical Allocation Fund	4
American Independence Kansas Tax-Exempt Bond Fund	6
American Independence Carret Core Plus Fund	12
American Independence U.S. Inflation-Protected Fund	15

Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	21
Financial Highlights	26
Notes to Financial Statements	32

Additional Fund Information
Portfolio Summaries	42
Table of Shareholder Expenses	43

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

Availability of Quarterly Portfolio Holdings. The Funds file complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

American Independence Funds Trust	Schedule of Investments
American Independence Hillcrest Small Cap Value Fund	April 30, 2018 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 77.9%
Consumer Discretionary — 8.2%
Caleres, Inc.	1,238	40,520
Gray Television Inc. (a)	2,690	30,397
Helen of Troy Limited (a) (b)	438	39,048
Malibu Boats Inc (a)	1,608	54,189
Tenneco Inc.	771	34,456
Winnebago Industries, Inc.	1,410	53,439
		252,049
Consumer Staples — 1.4%
Performance Food Group Co (a)	1,320	42,834

Energy — 6.0%
Callon Petroleum Co. (a)	4,368	60,759
Gulfport Energy Corporation (a)	2,310	21,483
SRC Energy Inc (a)	6,181	68,238
U.S. Silica Holdings Inc	1,160	34,928
		185,408
Financials — 23.4%
Banks — 17.4%
Berkshire Hills Bancorp, Inc.	1,290	48,956
Cathay General Bancorp	1,129	45,171
CenterState Bank Corporation	1,440	41,731
Customers Bancorp, Inc. (a)	2,001	57,669
Evercore Inc	510	51,637
First Busey Corporation	802	23,779
Fulton Financial Corporation	2,758	46,610
National Bank Holdings Corp	1,070	37,643
Seacoast Banking Corporation of Florida (a)	1,831	50,591
UMB Financial Corp.	687	52,610
Valley National Bancorp	3,900	48,945
Washington Federal Inc	1,010	32,068
		537,410
Diversified — 1.2%
Hilltop Holdings, Inc.	1,721	38,585

Insurance — 4.8%
American Equity Investment Life Holding Co.	1,520	45,904
Argo Group International Holdings, Ltd. (b)	917	53,598
National General Holdings Corp.	1,930	49,736
		149,238
Total Financials		725,233

Health Care — 4.9%
AMN Healthcare Services, Inc. (a)	782	52,277
Emergent BioSolutions Inc (a)	551	28,575
Magellan Health, Inc. (a)	470	39,409
Natus Medical Incorporated (a)	970	32,059
		152,320
Industrials — 9.4%
ArcBest Corp	1,290	41,409
Briggs & Stratton Corporation	2,318	41,794
Builders FirstSource Inc (a)	2,680	48,856
Global Brass and Copper Holdings, Inc.	778	23,340
KLX Inc (a)	710	55,543
Knoll, Inc.	1,821	34,727

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Hillcrest Small Cap Value Fund	April 30, 2018 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 77.9% (continued)
Industrials — 9.4% (continued)
Universal Forest Products, Inc.	1,438	45,843
		291,512
Information Technology — 7.4%
Advanced Energy Industries, Inc. (a)	678	40,375
Blucora Inc (a)	2,110	54,860
Fabrinet (a) (b)	930	26,235
SMART Global Holdings Inc (a)	550	21,533
Travelport Worldwide Limited (b)	3,578	61,327
Web.com Group Inc (a)	1,242	23,101
		227,431
Materials — 4.0%
Cabot Corp.	708	39,549
Carpenter Technology Corp	1,080	57,521
Schnitzer Steel Industries, Inc.	930	27,388
		124,458
Real Estate — 8.4%
REIT — 8.4%
GEO Group, Inc. (The)	1,538	34,605
Lexington Realty Trust	4,270	34,331
Preferred Apartment Communities, Inc.	2,990	43,983
Ramco-Gershenson Properties Trust	2,420	28,919
RLJ Lodging Trust	1,629	33,834
Ryman Hospitality Properties, Inc.	719	56,355
Select Income REIT	1,431	27,132
		259,159
Utilities — 4.8%
NorthWestern Corporation	800	43,952
NRG Yield Inc	2,680	47,704
South Jersey Industries Inc	1,810	55,929
		147,585
Total Common Stocks (Cost $2,269,045)		2,407,989

Short-Term Investment — 22.0%
Money Market Fund — 22.0%
Federated Government Obligations Fund, Premier Shares, 1.61% (c)	680,805	680,805
Total Short-Term Investment (Cost $680,805)		680,805

Total Investments (Cost $2,949,850(d)) — 99.9%		$3,088,794

Other assets in excess of liabilities — 0.1%		4,612

NET ASSETS — 100.0%		$3,093,406

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 4/30/18.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

REIT — Real Estate Investment Trust

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Hillcrest Small Cap Value Fund	April 30, 2018 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,407,989	$—	$—	$2,407,989
Short-Term Investment	680,805	—	—	680,805
Total Investments	$3,088,794	$—	$—	$3,088,794

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
American Independence Global Tactical Allocation Fund	April 30, 2018 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 87.4%
International Equity Exchange Traded Products — 43.2%
Global X Scientific Beta Asia ex-Japan ETF	3,400	88,230
Global X Scientific Beta Europe ETF	15,101	428,113
Global X Scientific Beta Japan ETF	12,937	410,390
iShares Core MSCI Emerging Markets ETF	121,551	6,910,175
iShares Currency Hedged MSCI Eurozone ETF	25,517	779,544
iShares Europe ETF	245,795	11,699,842
iShares MSCI Emerging Markets ETF	7,853	368,463
iShares MSCI Japan ETF	111,994	6,791,316
iShares MSCI Pacific ex Japan ETF	151,509	7,140,619
		34,616,692
U.S. Equity Exchange Traded Products — 32.6%
Financial Select Sector SPDR Fund	48,038	1,318,643
Global X Scientific Beta U.S. ETF	30,947	959,880
iShares Exponential Technologies ETF	26,849	966,296
iShares U.S. Aerospace & Defense ETF	2,809	540,311
SPDR Doubleline Total Return Tactical ETF	90,990	4,322,025
SPDR S&P 500 ETF Trust	67,919	17,965,255
		26,072,410
U.S. Fixed Income Exchange Traded Products — 11.6%
iShares Core U.S. Aggregate Bond ETF	87,810	9,307,860
Total Exchange Traded Products (Cost $68,029,592)		69,996,962

Short-Term Investment — 12.3%
Money Market Fund — 12.3%
Federated Government Obligations Fund, Premier Shares, 1.61% (a)	9,861,123	9,861,123
Total Short-Term Investment (Cost $9,861,123)		9,861,123

Total Investments (Cost $77,890,715(b)) — 99.7%		$79,858,085

Other assets in excess of liabilities — 0.3%		203,310

NET ASSETS — 100.0%		$80,061,395

(a)	Rate listed is the 7-day effective yield at 4/30/18.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

ETF — Exchange-Traded Fund

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Global Tactical Allocation Fund	April 30, 2018 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$69,996,962	$—	$—	$69,996,962
Short-Term Investment	9,861,123	—	—	9,861,123
Total Investments	$79,858,085	$—	$—	$79,858,085

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 97.9%
Municipal Bonds — 97.9%
Education — 31.3%
Bourbon County Unified School District No. 234-Fort Scott, GO UT, 5.00%, 9/01/25, Callable 9/01/24	355,000	399,350
Butler County Unified School District No. 385 Andover, GO UT,
4.00%, 9/01/30, Callable 9/01/27	690,000	744,020
4.00%, 9/01/31, Callable 9/01/27	500,000	534,945
5.00%, 9/01/34, Callable 9/01/27	2,000,000	2,314,540
Butler County Unified School District No. 490 El Dorado, GO UT, BAM, 4.00%, 9/01/36, Callable 9/01/26	500,000	518,645
Dodge City Community College, Higher Education, RB, 5.13%, 4/01/30, Pre-Refunded 4/01/20	250,000	264,545
Douglas County Unified School District No. 348 Baldwin City, GO UT, 5.00%, 9/01/30, Pre-Refunded 9/01/19	1,405,000	1,462,493
Douglas County Unified School District No. 497 Lawrence, GO UT,
4.00%, 9/01/31, Callable 9/01/27	1,500,000	1,622,505
4.00%, 9/01/33, Callable 9/01/24	500,000	520,700
Finney County Unified School District No. 457 Garden City, GO UT, 4.00%, 9/01/31, Callable 9/01/26	500,000	523,435
Ford County Unified School District No 443 Dodge City, 4.00%, 3/01/34, Callable 3/01/27	1,000,000	1,038,430
Franklin County Unified School District No. 290 Ottawa, GO UT,
5.00%, 9/01/31, Callable 9/01/25	1,715,000	1,936,732
5.00%, 9/01/32, Callable 9/01/25	150,000	168,974
5.00%, 9/01/33, Callable 9/01/25	1,000,000	1,123,690
4.00%, 9/01/40, Callable 9/01/25	250,000	255,898
Geary County Unified School District No. 475, GO UT, 4.00%, 9/01/38, Callable 9/01/25	2,000,000	2,068,020
Johnson & Miami Counties Unified School District No. 230 Spring Hills, GO UT,
5.25%, 9/01/29, Pre-Refunded 9/01/21	1,500,000	1,641,045
4.00%, 9/01/33, Callable 9/01/26	1,000,000	1,046,130
4.00%, 9/01/35, Callable 9/01/26	1,000,000	1,030,710
Johnson County Unified School District No. 231 Gardner - Edgerton, GO UT,
2.00%, 10/01/18	185,000	185,172
4.00%, 10/01/18	200,000	201,860
Johnson County Unified School District No. 233 Olathe, GO UT,
4.00%, 9/01/31, Callable 9/01/26	1,000,000	1,068,630
4.00%, 9/01/33, Callable 9/01/25	730,000	771,778
4.00%, 9/01/33, Callable 9/01/24	175,000	185,847
4.00%, 9/01/35, Callable 9/01/25	790,000	822,580
4.00%, 9/01/36, Callable 9/01/25	480,000	498,845
Johnson County Unified School District No. 512 Shawnee Mission, GO UT, 5.00%, 10/01/32, Callable 10/01/25	1,000,000	1,152,850
Kansas Development Finance Authority, 4.50%, 4/01/22, Callable 4/01/20	225,000	235,204
Kansas Development Finance Authority, Development, RB,
4.00%, 10/01/20	250,000	259,740
5.00%, 2/01/22, Callable 2/01/20	555,000	582,844
4.00%, 11/01/27, Callable 11/01/19	765,000	787,460
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,143,632
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,148,230
5.00%, 6/15/31, Callable 6/15/19	1,500,000	1,547,340
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,039,320
Kansas Development Finance Authority, Higher Education, RB,
4.00%, 4/01/24, Callable 4/01/20	230,000	237,277
5.00%, 4/01/29, Callable 4/01/20	650,000	685,672
Leavenworth County Unified School District No. 453, GO UT, AGC,
5.25%, 9/01/23, Pre-Refunded 9/01/19	440,000	459,144
5.25%, 9/01/23, Pre-Refunded 9/01/19	60,000	62,611

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 97.9% (continued)
Municipal Bonds — 97.9% (continued)
Education — 31.3% (continued)
Leavenworth County Unified School District No. 453, GO UT, AGM, 4.75%, 3/01/25, Pre-Refunded 9/01/19	535,000	555,501
Leavenworth County Unified School District No. 458, GO UT,
5.00%, 9/01/29, Pre-Refunded 9/01/19	395,000	411,163
5.00%, 9/01/30, Pre-Refunded 9/01/19	215,000	223,798
Rice County Unified School District No. 376 Sterling, GO UT, AGC,
5.25%, 9/01/35, Pre-Refunded 9/01/19	165,000	172,202
5.25%, 9/01/35, Pre-Refunded 9/01/19	335,000	349,623
Riley County Unified School District No. 383 Manhattan-Ogden, GO UT, 5.00%, 9/01/23, Pre-Refunded 9/01/19	1,000,000	1,040,380
Scott County Unified School District No. 466 Scott City, GO UT, 4.00%, 9/01/37, Callable 9/01/25	1,000,000	1,012,650
Sedgwick County Public Building Commission, RB,
5.00%, 8/01/24, Pre-Refunded 8/01/18	100,000	100,737
5.25%, 8/01/26, Pre-Refunded 8/01/18	180,000	181,436
5.25%, 8/01/28, Pre-Refunded 8/01/18	800,000	806,384
Sedgwick County Unified School District No. 259 Wichita, 3.00%, 10/01/21	500,000	513,245
Sedgwick County Unified School District No. 259 Wichita, GO UT,
5.00%, 10/01/21, Pre-Refunded 10/01/18	30,000	30,407
5.00%, 10/01/21, Callable 10/01/18	55,000	55,744
Sedgwick County Unified School District No. 260 Derby, GO UT, 5.00%, 10/01/29, Pre-Refunded 10/01/22	340,000	380,589
Sedgwick County Unified School District No. 261 Haysville, GO UT, AGM,
5.00%, 11/01/19, Callable 5/15/18	20,000	20,056
5.00%, 11/01/23, Callable 5/15/18	5,000	5,013
Sedgwick County Unified School District No. 262 Valley Center,
4.00%, 9/01/30, Callable 9/01/24	500,000	524,495
5.00%, 9/01/33, Callable 9/01/24	750,000	833,588
Sedgwick County Unified School District No. 262 Valley Center, GO UT, AGC, 5.00%, 9/01/24, Callable 9/01/18	20,000	20,209
Sedgwick County Unified School District No. 264 Clearwater, GO UT, 4.00%, 9/01/29, Callable 9/01/26	530,000	562,765
Sedgwick County Unified School District No. 265 Goddard, GO UT, 5.00%, 10/01/24	370,000	423,550
Sedgwick County Unified School District No. 265 Goddard, GO UT, AGC, 4.50%, 10/01/24, Pre-Refunded 10/01/18	250,000	252,880
Sedgwick County Unified School District No. 266 Maize, GO UT, 5.00%, 9/01/21	500,000	544,875
Seward County Unified School District No. 480 Liberal, GO UT, 5.00%, 9/01/29, Callable 9/01/25	1,500,000	1,700,265
Shawne County Unified School District No. 437 Auburn - Washburn, GO UT, 3.95%, 9/01/28, Pre-Refunded 9/01/20	825,000	862,785
Sumner County Unified School District No. 353 Wellington, GO UT, BAM, 5.00%, 9/01/26, Callable 9/01/23	230,000	255,608
Washburn University/Topeka, Higher Education, RB, Series 2015A,
5.00%, 7/01/35, Callable 7/01/25	500,000	558,885
4.00%, 7/01/41, Callable 7/01/25	330,000	336,791
Wyandotte County Unified School District No. 500 Kansas City, GO UT, 5.00%, 9/01/30, Callable 9/01/26	500,000	577,595
		47,604,062
General Obligation — 23.2%
Ashland Public Building Commission, 5.00%, 9/01/35, Callable 9/01/23	720,000	752,810
Ashland Public Building Commission, RB,
4.00%, 9/01/19	100,000	101,567
4.00%, 9/01/20	110,000	112,654
Barton County Community College,
4.00%, 12/01/32, Callable 12/01/25	555,000	588,117
4.00%, 12/01/34, Callable 12/01/25	250,000	260,795

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 97.9% (continued)
Municipal Bonds — 97.9% (continued)
General Obligation — 23.2% (continued)
City of Abilene, General, RB,
4.00%, 12/01/29, Callable 12/01/27	325,000	347,132
4.00%, 12/01/31, Callable 12/01/27	445,000	470,401
City of Abilene, GO UT,
4.30%, 9/01/27, Pre-Refunded 9/01/20	150,000	157,884
4.60%, 9/01/30, Pre-Refunded 9/01/20	500,000	529,680
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Pre-Refunded 9/01/19	835,000	860,977
City of Dodge City, RB, 4.00%, 6/01/24	230,000	246,792
City of Haysville, 4.13%, 11/01/32, Callable 11/01/25	460,000	468,469
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,036,690
City of Lawrence, GO UT,
4.00%, 9/01/30, Callable 9/01/26	470,000	510,542
4.00%, 9/01/31, Callable 9/01/26	445,000	480,640
City of Leavenworth, GO UT, 1.10%, 9/01/18, Callable 5/15/18	505,000	503,187
City of Manhattan, GO UT, 5.00%, 11/01/25	570,000	665,173
City of Merriam, GO UT, 5.00%, 10/01/27	1,670,000	2,005,820
City of Newton, GO UT, 4.00%, 9/01/23	250,000	267,825
City of Olathe, GO UT, 5.00%, 10/01/24, Callable 10/01/23	535,000	607,252
City of Park City, GO UT,
5.38%, 12/01/25, Pre-Refunded 12/01/19	495,000	521,255
5.38%, 12/01/25, Callable 12/01/19	5,000	5,146
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 5/15/18	825,000	808,030
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	460,232
City of Topeka, GO UT, 4.50%, 8/15/30, Callable 8/15/19	450,000	462,519
City of Wichita, GO UT,
5.00%, 12/01/25	500,000	583,570
4.00%, 6/01/26, Pre-Refunded 6/01/20	475,000	498,517
4.00%, 6/01/27, Pre-Refunded 6/01/20	780,000	818,618
4.00%, 12/01/29, Callable 12/01/20 @101	250,000	263,135
4.00%, 6/01/30, Callable 6/01/27	820,000	891,545
County of Clay, GO UT, 4.00%, 10/01/36, Callable 10/01/24	750,000	780,547
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	327,149
County of Franklin, COP, 4.75%, 9/01/21, Callable 5/15/18	585,000	585,597
County of Johnson, GO UT,
4.00%, 9/01/28, Callable 9/01/25	1,125,000	1,228,691
3.00%, 9/01/30, Callable 9/01/22	400,000	401,932
County of Scott, GO UT, 5.00%, 4/01/28, Pre-Refunded 4/01/20	500,000	528,405
Crawford County Public Building Commission, RB, 5.38%, 9/01/24, Pre-Refunded 9/01/19	2,300,000	2,405,386
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,729,274
Kansas Development Finance Authority, GO,
5.00%, 4/01/25, Callable 4/01/23	800,000	891,536
4.75%, 9/01/34, Callable 9/01/19	360,000	372,010
Kansas Development Finance Authority, RB,
5.00%, 11/01/18	200,000	203,224
5.00%, 4/01/26, Callable 4/01/23	1,485,000	1,650,548
5.00%, 4/01/31, Callable 4/01/23	1,000,000	1,100,320
5.00%, 4/01/34, Callable 4/01/23	2,000,000	2,190,060
Pratt County Public Building Commission, RB, 3.25%, 12/01/32, Callable 5/15/18	655,000	653,480
Unified Government of Greeley County, GO UT,
4.00%, 12/01/29, Callable 12/01/25	250,000	261,990
4.00%, 12/01/32, Callable 12/01/25	100,000	102,966
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	980,090

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 97.9% (continued)
Municipal Bonds — 97.9% (continued)
General Obligation — 23.2% (continued)
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Pre-Refunded 8/01/20	1,000,000	1,064,890
4.00%, 8/01/30, Pre-Refunded 8/01/20	500,000	521,520
Wyandotte County-Kansas City Unified Government, RB,
5.00%, 12/01/23	570,000	641,569
4.88%, 10/01/28, Callable 5/15/18	415,000	412,809
		35,320,967
Health Care — 14.9%
Allen County Public Building Commission, RB,
5.05%, 12/01/31, Pre-Refunded 12/01/22	1,310,000	1,469,990
5.15%, 12/01/36, Pre-Refunded 12/01/22	500,000	563,230
City of Manhattan, Medical, RB, 5.00%, 11/15/29, Callable 11/15/22	680,000	738,473
City of Olathe, Medical, RB,
5.25%, 9/01/25, Pre-Refunded 9/01/19	580,000	604,847
4.00%, 9/01/30, Callable 9/01/21	450,000	462,996
5.00%, 9/01/30, Pre-Refunded 9/01/19	750,000	779,677
City of Wichita, Medical, RB,
4.75%, 11/15/24, Pre-Refunded 11/15/19	810,000	844,279
5.25%, 11/15/24, Pre-Refunded 11/15/19	2,150,000	2,257,177
5.00%, 11/15/29, Pre-Refunded 11/15/21	3,070,000	3,365,273
Kansas Development Finance Authority, Medical, RB,
5.25%, 11/15/21, Pre-Refunded 11/15/19	25,000	26,188
5.25%, 11/15/21, Callable 11/15/19	1,275,000	1,338,559
5.50%, 11/15/22, Pre-Refunded 11/15/19	20,000	21,026
5.50%, 11/15/22, Callable 11/15/19	980,000	1,035,301
5.25%, 1/01/25, Pre-Refunded 1/01/20	1,300,000	1,368,107
5.25%, 1/01/25, Callable 1/01/20	200,000	210,008
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,043,450
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,056,630
5.25%, 11/15/30, Callable 11/15/19	250,000	261,493
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,647,345
5.00%, 11/15/34, Callable 5/15/22	350,000	382,687
5.00%, 5/15/35, Pre-Refunded 5/15/19	330,000	340,514
Lyon County Public Building Commission, Medical, RB, AGM, 5.00%, 12/01/35, Callable 12/01/26	1,335,000	1,486,469
Pawnee County Public Building Commission, Medical, RB, 4.00%, 2/15/31, Callable 2/15/22	145,000	146,466
University of Kansas Hospital Authority, Medical, RB, Series 2015,
5.00%, 9/01/28, Callable 9/01/25	250,000	285,678
5.00%, 9/01/30, Callable 9/01/25	350,000	397,467
5.00%, 9/01/31, Callable 9/01/25	500,000	565,700
		22,699,030
Housing — 2.2%
City of Phillipsburg, Facilities, RB, 4.50%, 10/01/28, Callable 10/01/20	545,000	569,323
County of Sedgwick / County of Shawnee, Single Family Housing, RB, GNMA, 6.70%, 6/01/29 (a)	5,000	5,017
La Cygne Public Building Commission, RB, 5.00%, 11/01/29, Callable 11/01/19	375,000	390,326
Topeka Public Building Commission, RB, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18 @102	2,355,000	2,407,752
		3,372,418
Other Revenue Bonds — 0.3%
Kansas Development Finance Authority, RB, FSA,
5.13%, 11/01/25, Pre-Refunded 11/01/18	100,000	101,689
5.25%, 11/01/28, Pre-Refunded 11/01/18	305,000	310,338
		412,027

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 97.9% (continued)
Municipal Bonds — 97.9% (continued)
Tax Obligation — 2.9%
Johnson County Public Building Commission, RB,
4.00%, 9/01/22, Pre-Refunded 9/01/19	415,000	426,334
4.00%, 9/01/24, Callable 9/01/20	500,000	521,600
4.88%, 9/01/25, Pre-Refunded 9/01/18	200,000	201,910
4.50%, 9/01/27, Callable 9/01/21	955,000	1,018,479
4.00%, 9/01/29, Callable 9/01/26	650,000	704,060
4.00%, 9/01/31, Callable 9/01/26	1,500,000	1,604,085
		4,476,468
Transportation — 6.3%
Kansas Turnpike Authority, Transportation, RB, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,031,430
Overland Park Transportation Development District, RB, 5.90%, 4/01/32, Callable 4/01/20	1,025,000	1,062,218
State of Kansas Department of Transportation, 5.00%, 9/01/23	200,000	227,476
State of Kansas Department of Transportation, RB,
5.00%, 9/01/24	500,000	576,545
5.00%, 9/01/28, Callable 9/01/27	1,500,000	1,793,760
5.00%, 9/01/31, Callable 9/01/27	1,000,000	1,181,310
5.00%, 9/01/34, Callable 9/01/27	2,000,000	2,332,220
5.00%, 9/01/34, Callable 9/01/25	1,260,000	1,438,025
		9,642,984
Utilities — 16.8%
City of Lawrence Water & Sewage System, RB, 4.00%, 11/01/38, Callable 11/01/25	1,000,000	1,032,720
City of Lawrence, Water, RB, 4.30%, 11/01/22, Pre-Refunded 11/01/18	235,000	238,013
City of Olathe KS Water & Sewer System, RB, 4.00%, 7/01/24, Callable 1/01/24	250,000	270,095
City of Topeka Combined Utility, RB,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,731,638
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,335,667
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,289,821
City of Topeka, Utilities, RB, 4.50%, 8/01/33, Callable 8/01/19	650,000	666,003
City of Wichita Water & Sewer Utility, RB,
4.00%, 10/01/20	500,000	523,805
3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,070,471
City of Wichita, Utilities, RB,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,090,210
5.00%, 10/01/28, Callable 10/01/21	2,650,000	2,883,571
City of Wichita, Water/Sewer, RB,
4.00%, 10/01/29, Pre-Refunded 10/01/20	1,000,000	1,048,580
4.00%, 10/01/30, Pre-Refunded 10/01/20	1,000,000	1,048,580
Kansas Development Finance Authority, Water, RB, 4.00%, 3/01/27, Callable 3/01/19	775,000	788,012
Kansas Power Pool, Power, RB, 5.00%, 12/01/31, Pre-Refunded 12/01/20	1,000,000	1,073,500
Kansas Power Pool, Utilities, RB,
5.00%, 12/01/19	600,000	629,202
5.00%, 12/01/23, Callable 12/01/22	200,000	220,688
5.00%, 12/01/28, Callable 12/01/25	700,000	789,726
Kansas Rural Water Finance Authority, Water, RB, 4.10%, 9/01/34, Callable 3/01/21	270,000	271,277
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Pre-Refunded 3/01/19	800,000	821,328
Wyandotte County-Kansas City Unified Government Utility System Improvement RB, 5.00%, 9/01/31, Callable 9/01/26	500,000	567,290
Wyandotte County-Kansas City Unified Government Utility System, RB,
5.00%, 9/01/31, Callable 9/01/25	850,000	951,592
5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,192,711
5.00%, 9/01/33, Callable 9/01/25	100,000	111,605

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 97.9% (continued)
Municipal Bonds — 97.9% (continued)
Utilities — 16.8% (continued)
Wyandotte County-Kansas City Unified Government, RB,
4.25%, 9/01/23, Callable 3/01/20	500,000	516,185
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,407,523
		25,569,813
Total Municipal Bonds (Cost $147,257,193)		149,097,769

	Shares
Short-Term Investment — 1.2%
Money Market Fund — 1.2%
Federated Treasury Obligations Fund, Institutional Shares, 1.57% (b)	1,783,432	1,783,432
Total Short-Term Investment (Cost $1,783,432)		1,783,432

Total Investments (Cost $149,040,625(c)) — 99.1%		$150,881,201

Other assets in excess of liabilities — 0.9%		1,310,894

NET ASSETS — 100.0%		$152,192,095

*	All Callable and Pre-Refunded are @ 100 unless stated otherwise.
(a)	Variable Rate Security.
(b)	Rate listed is the 7-day effective yield at 4/30/18.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual

COP — Certificate of Participation

FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)

RB — Revenue Bonds

UT — Unlimited Tax

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$149,097,769	$—	$149,097,769
Short-Term Investment	1,783,432	—	—	1,783,432
Total Investments	$1,783,432	$149,097,769	$—	$150,881,201

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
American Independence Carret Core Plus Fund	April 30, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 89.1%
Collateralized Mortgage Obligations — 0.0% (a)
Fannie Mae REMICS, Series 2007-88, Class FW, 2.45% (LIBOR 1 Month+55 basis points), 9/25/37, Demand Date 5/25/18 (b) (c)	252	255
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 2.35% (LIBOR 1 Month+45 basis points), 5/31/18, Callable 5/25/18, Demand Date 5/25/18 (b) (c)	492	492
Total Collateralized Mortgage Obligations (Cost $744)		747

Corporate Bonds — 44.9%
Consumer Discretionary — 8.3%
AutoZone, Inc., 4.00%, 11/15/20, Callable 8/15/20	650,000	663,058
Dollar Tree, Inc., 5.75%, 3/01/23, Callable 5/05/18 (d)	825,000	860,582
General Motors Co., 4.88%, 10/02/23	800,000	825,277
L Brands, Inc.,
6.63%, 4/01/21	125,000	133,438
5.63%, 2/15/22	275,000	286,715
Liberty Interactive LLC, 8.50%, 7/15/29	400,000	433,000
Tribune Media Co., 5.88%, 7/15/22, Callable 7/15/18	400,000	407,000
		3,609,070
Energy — 1.0%
Kinder Morgan Energy Partners LP, 6.50%, 4/01/20	400,000	422,767

Financials — 11.2%
Capital One Financial Corp., 4.75%, 7/15/21	690,000	717,499
Citigroup, Inc., 3.88%, 10/25/23	800,000	804,445
Icahn Enterprises Finance Corp., 5.88%, 2/01/22, Callable 5/31/18	400,000	406,000
Leucadia National Corp., 5.50%, 10/18/23, Callable 1/18/23	800,000	833,325
Prudential Financial, Inc., 5.38%, 6/21/20	735,000	768,574
SunTrust Banks, Inc., 2.90%, 3/03/21, Callable 2/03/21	550,000	544,889
Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19	800,000	798,438
		4,873,170
Health Care — 6.3%
AbbVie, Inc., 2.90%, 11/06/22	800,000	779,623
Amgen, Inc., 3.88%, 11/15/21, Callable 8/15/21	800,000	814,334
C.R. Bard, Inc., 4.40%, 1/15/21, Callable 10/15/20	800,000	794,791
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21 (e)	400,000	372,334
		2,761,082
Industrials — 1.8%
American Airlines Group, Inc., 6.13%, 6/01/18	400,000	401,363
TRI Pointe Homes, Inc., 4.38%, 6/15/19	400,000	402,500
		803,863
Information Technology — 6.4%
Dell, Inc., 7.10%, 4/15/28	400,000	439,000
eBay, Inc., 2.20%, 8/01/19, Callable 7/01/19	800,000	794,455
Intel Corp., 2.70%, 12/15/22	800,000	784,389
QUALCOMM, Inc., 3.00%, 5/20/22	800,000	780,350
		2,798,194
Real Estate — 3.5%
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	720,000	711,225
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22	800,000	804,536
		1,515,761
Telecommunication Services — 4.6%
AT&T, Inc., 5.60%, 5/15/18	800,000	801,156
CCO Holdings Capital Corp., 5.75%, 9/01/23, Callable 5/31/18	400,000	406,000

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	April 30, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 89.1% (continued)
Corporate Bonds — 44.9% (continued)
Telecommunication Services — 4.6% (continued)
Time Warner Cable, Inc., 6.75%, 7/01/18	800,000	804,820
		2,011,976
Utilities — 1.8%
American Electric Power Co., Inc., 2.95%, 12/15/22, Callable 9/15/22	800,000	781,002
Total Corporate Bonds (Cost $19,887,816)		19,576,885

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	82,611	17,552
Series 386, Class 2, 5.00%, 11/25/37 (f)	60,515	13,675
Total Mortgage Derivatives - IO STRIPS (Cost $41,961)		31,227

U.S. Government Agency Pass-Through Securities — 3.9%
Federal Home Loan Mortgage Corporation — 1.8%
6.00%, Pool #J01657, 4/01/21	9,571	9,761
4.50%, Pool #E02698, 6/01/25	184,288	191,063
3.50% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+226 basis points), Pool #846367, 4/01/29 Demand Date 6/01/18 (b) (c)	3,196	3,334
6.50%, Pool #C00742, 4/01/29	82,861	93,405
7.50%, Pool #G01548, 7/01/32	31,688	36,845
6.00%, Pool #G04457, 5/01/38	66,593	74,982
5.00%, Pool #A89640, 11/01/39	360,993	388,297
		797,687
Federal National Mortgage Association — 1.7%
4.50%, Pool #MA0776, 6/01/31	195,781	204,826
3.57% (LIBOR 12 Month+160 basis points), Pool #759385, 1/01/34, Demand Date 12/01/18 (b) (c)	15,270	16,011
3.50% (LIBOR 6 Month+155 basis points), Pool #776486, 3/01/34, Demand Date 7/01/18 (b) (c)	29,979	31,042
3.88% (LIBOR 6 Month+226 basis points), Pool #791523, 7/01/34, Demand Date 6/01/18 (b) (c)	13,457	13,989
3.10% (LIBOR 6 Month+151 basis points), Pool #810896, 1/01/35, Demand Date 5/01/18 (b) (c)	147,234	152,338
5.00%, Pool #735580, 6/01/35	168,194	180,698
5.50%, Pool #AD0110, 4/01/36	122,977	135,714
		734,618
Government National Mortgage Association — 0.4%
6.50%, Pool #455165, 7/15/28	138,251	154,743
Total U.S. Government Agency Pass-Through Securities (Cost $1,644,836)		1,687,048

U.S. Treasury Obligations — 40.2%
U.S. Treasury Notes — 40.2%
0.88%, 5/31/18	3,000,000	2,998,192
2.38%, 5/31/18	14,500,000	14,509,177
Total U.S. Treasury Obligations (Cost $17,507,369)		17,507,369
Total Long Term Investments (Cost $39,082,726)		38,803,276

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	April 30, 2018 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 7.3%
Money Market Fund — 7.3%
Federated Government Obligations Fund, Premier Shares, 1.61% (g)	3,163,401	3,163,401
Total Short-Term Investment (Cost $3,163,401)		3,163,401

Total Investments (Cost $42,246,127(h)) — 96.4%		$41,966,677

Other assets in excess of liabilities — 3.6%		1,587,443

NET ASSETS — 100.0%		$43,554,120

*	All Callable are @ 100 unless stated otherwise.
(a)	Rounds to less than 0.1%.
(b)	Floating Rate Security.
(c)	The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.
(d)	Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $860,582, or 1.98% of net assets.
(e)	Foreign security incorporated outside the United States.
(f)	Variable Rate Security.
(g)	Rate listed is the 7-day effective yield at 4/30/18.
(h)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

IO — Interest Only

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$747	$—	$747
Corporate Bonds	—	19,576,885	—	19,576,885
Mortgage Derivatives - IO STRIPS	—	31,227	—	31,227
U.S. Government Agency Pass-Through Securities	—	1,687,048	—	1,687,048
U.S. Treasury Obligations	—	17,507,369	—	17,507,369
Short-Term Investment	3,163,401	—	—	3,163,401
Total Investments	$3,163,401	$38,803,276	$—	$41,966,677

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
American Independence U.S. Inflation-Protected Fund	April 30, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 99.7%
U.S. Treasury Inflation-Indexed Bonds — 32.2%
2.38%, 1/15/25	4,568,405	5,073,803
2.00%, 1/15/26	4,649,764	5,099,987
2.38%, 1/15/27	3,635,573	4,138,875
1.75%, 1/15/28	2,938,765	3,210,436
3.63%, 4/15/28	1,947,113	2,479,275
2.50%, 1/15/29	7,659,921	9,012,411
3.88%, 4/15/29	4,114,570	5,437,137
2.13%, 2/15/40	1,477,785	1,861,572
2.13%, 2/15/41	1,157,283	1,467,293
0.75%, 2/15/42	5,827,209	5,674,565
0.63%, 2/15/43	2,014,064	1,898,892
1.38%, 2/15/44	4,723,580	5,248,394
1.00%, 2/15/46	3,515,575	3,599,278
0.88%, 2/15/47	9,500,520	9,432,952
1.00%, 2/15/48	474,493	487,048
		64,121,918
U.S. Treasury Inflation-Indexed Notes — 67.5%
0.13%, 4/15/19	7,561,457	7,528,322
1.38%, 1/15/20	1,311,274	1,333,047
0.13%, 4/15/20	14,852,291	14,730,294
1.13%, 1/15/21	2,434,310	2,475,170
0.13%, 4/15/21	17,131,137	16,895,755
0.13%, 1/15/22	815,056	801,619
0.13%, 4/15/22	17,719,901	17,358,946
0.13%, 7/15/22	2,165	2,130
0.13%, 1/15/23	18,272,794	17,852,227
0.63%, 4/15/23	2,485,849	2,479,568
0.38%, 7/15/23	1,990,823	1,970,595
0.63%, 1/15/24	16,542,148	16,508,352
0.13%, 7/15/24	345,992	335,436
0.25%, 1/15/25	3,201,590	3,106,986
0.38%, 7/15/25	2,769,372	2,713,547
0.63%, 1/15/26	10,328,522	10,250,842
0.13%, 7/15/26	3,808,546	3,638,220
0.38%, 1/15/27	340,101	329,620
0.38%, 7/15/27	9,460,725	9,177,708
0.50%, 1/15/28	5,056,515	4,935,153
		134,423,537
Total U.S. Treasury Inflation-Indexed Securities (Cost $200,719,736)		198,545,455

	Shares
Short-Term Investment — 1.1%
Money Market Fund — 1.1%
Federated Treasury Obligations Fund, Institutional Shares, 1.57% (a)	2,224,320	2,224,320
Total Short-Term Investment (Cost $2,224,320)		2,224,320

Total Investments (Cost $202,944,056(b)) — 100.8%		$200,769,775

Liabilities in excess of other assets — (0.8)%		(1,511,348)

NET ASSETS — 100.0%		$199,258,427

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence U.S. Inflation-Protected Fund	April 30, 2018 (Unaudited)

Number of Contracts	Description	Expiration Date	Notional Value($)	Value At April 30, 2018	Unrealized Appreciation (Depreciation)($)
FUTURES CONTRACTS — 0.0% (c)
Futures Contracts Purchased — 0.0% (c)
43	June 2018, 10-Year Treasury Note, expiration 06/29/2018	June 2018	5,151,904	5,143,875	(8,029)
3	June 2018, Ultra 10-Year Treasury Note, expiration 06/29/2018	June 2018	381,961	383,672	1,711
13	June 2018, Ultra Long Treasury Bond, expiration 06/29/2018	June 2018	2,075,867	2,042,625	(33,242)
18	June 2018, 5-Year Treasury Note, expiration 07/05/2018	July 2018	2,043,533	2,043,140	(393)
			9,653,265	9,613,312	(39,953)
Futures Contracts Sold — 0.0% (c)
(40)	June 2018, Long Treasury Bond, expiration 06/29/2018	June 2018	(5,772,830)	(5,753,752)	19,078
(7)	June 2018, 2-Year Treasury Note, expiration 07/05/2018	July 2018	(1,487,929)	(1,484,328)	3,601
			(7,260,759)	(7,238,080)	22,679
		Total	$2,392,506	$2,375,232	$(17,274)

(a)	Rate listed is the 7-day effective yield at 4/30/18.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
(c)	Rounds to less than 0.1%.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$198,545,455	$—	$198,545,455
Short-Term Investment	2,224,320	—	—	2,224,320
Total Investments	$2,224,320	$198,545,455	$—	$200,769,775

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$(39,953)	$—	$—	$(39,953)
Futures Contracts Sold	22,679	—	—	22,679
Total Other Financial Instruments	$(17,274)	$—	$—	$(17,274)

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	American Independence Hillcrest Small Cap Value Fund	American Independence Global Tactical Allocation Fund	American Independence Kansas Tax-Exempt Bond Fund	American Independence Carret Core Plus Fund
Assets
Investments, at cost	$2,949,850	$77,890,715	$149,040,625	$42,246,127
Investments, at value	$3,088,794	$79,858,085	$150,881,201	$41,966,677
Interest and dividends receivable	2,577	15,546	1,653,820	396,879
Receivable for capital shares issued	—	26,973	171,189	48,342
Receivable for investments sold	—	407,666	—	1,234,367
Receivable from Investment Adviser	9,141	—	—	7,489
Prepaid expenses	2,888	18,510	9,916	—
Total assets	$3,103,400	$80,326,780	$152,716,126	$43,653,754

Liabilities
Distributions payable	$—	$—	$318,952	$68,115
Payable for investments purchased	—	86,285	—	—
Payable for capital shares redeemed	—	119,102	132,604	3,010
Accrued expenses and other payables:
Investment advisory	—	20,274	11,234	—
Administration	418	9,150	15,569	4,431
Distribution and Service	164	13,316	2,906	38
Fund Accounting	—	2,111	8,129	4,473
Trustees	273	2,559	4,002	2,134
Other	9,139	12,588	30,635	17,433
Total liabilities	9,994	265,385	524,031	99,634
Net Assets	$3,093,406	$80,061,395	$152,192,095	$43,554,120

Composition of Net Assets
Capital	$2,817,640	$69,043,518	$150,259,240	$44,775,571
Accumulated (distributions in excess of) net investment income	8,575	17,312	72,211	(35,917)
Accumulated net realized gains (losses) from investment transactions	128,247	9,033,195	20,068	(906,084)
Net unrealized appreciation (depreciation)	138,944	1,967,370	1,840,576	(279,450)
Net Assets	$3,093,406	$80,061,395	$152,192,095	$43,554,120

Net Assets By Share Class
Institutional Class Shares	$2,783,341	$47,634,971	$144,260,543	$43,434,012
Class A Shares	304,450	29,333,142	7,457,767	120,108
Class C Shares	5,615	3,093,282	473,785	—
Net Assets	$3,093,406	$80,061,395	$152,192,095	$43,554,120

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	252,018	4,039,699	13,558,700	4,138,504
Class A Shares	27,731	2,500,504	700,850	11,349
Class C Shares	519	268,425	44,542	—

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$11.04	$11.79	$10.64	$10.50
Class A Shares	$10.98	$11.73	$10.64	$10.58
Class C Shares*	$10.82	$11.52	$10.64	$—

Maximum Sales Charge
Class A Shares	5.75%	5.75%	4.25%	4.25%
Class C Shares**	1.00%	1.00%	1.00%	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$11.65	$12.45	$11.11	$11.05

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Assets and Liabilities – (Continued)
April 30, 2018 (Unaudited)

American Independence U.S. Inflation- Protected Fund
Assets
Investments, at cost	$202,944,056
Investments, at value	$200,769,775
Collateral held at broker	36,580
Interest and dividends receivable	329,948
Receivable for capital shares issued	533,345
Receivable from Investment Adviser	15,602
Variation margin (See Note 9)	30,151
Prepaid expenses	19,831
Total assets	$201,735,232

Liabilities
Payable for investments purchased	$2,071,297
Payable for capital shares redeemed	322,076
Accrued expenses and other payables:
Administration	19,821
Distribution and Service	17,818
Fund Accounting	5,487
Trustees	5,184
Other	35,122
Total liabilities	2,476,805
Net Assets	$199,258,427

Composition of Net Assets
Capital	$211,715,443
Accumulated (distributions in excess of) net investment income	1,680,907
Accumulated net realized gains (losses) from investment transactions	(11,946,368)
Net unrealized appreciation (depreciation)	(2,191,555)
Net Assets	$199,258,427

Net Assets By Share Class
Institutional Class Shares	$163,206,223
Premier Class Shares	737,128
Class A Shares	22,993,524
Class C Shares	12,321,552
Net Assets	$199,258,427

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	15,471,746
Premier Class Shares	70,291
Class A Shares	2,194,671
Class C Shares	1,209,708

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$10.55
Premier Class Shares	$10.49
Class A Shares	$10.48
Class C Shares*	$10.19

Maximum Sales Charge
Class A Shares	4.25%
Class C Shares**	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$10.95

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Operations
For the Six Months Ended April 30, 2018 (Unaudited)

		American Independence Hillcrest Small Cap Value Fund	American Independence Global Tactical Allocation Fund	American Independence Kansas Tax-Exempt Bond Fund	American Independence Carret Core Plus Fund
	Investment Income:
	Dividend	$42,602	$1,683,821	$—	$—
	Interest	955	45,373	2,828,113	695,232
	Other income	26	495	804	234
	Foreign tax withholding	—	—	—	(456)
	Total Investment Income	43,583	1,729,689	2,828,917	695,010

	Expenses:
	Investment advisory	23,348	502,666	249,913	93,364
	Administration	2,918	83,778	104,131	29,176
	Distribution - Class A Shares	621	69,118	12,264	105
	Distribution - Class C Shares	31	14,385	2,366	—
	Service - Class A Shares	621	69,118	12,264	105
	Service - Class C Shares	10	4,795	788	—
	Accounting	13,836	19,977	42,185	25,832
	Audit expenses	4,609	16,493	19,990	6,605
	Compliance services	6,147	13,055	15,234	9,480
	Custodian	468	13,454	16,680	4,675
	Legal expenses	273	7,992	9,363	2,912
	Shareholder Reporting	1,336	10,073	7,065	2,721
	State registration expenses	7,540	27,180	11,725	13,123
	Transfer Agent	20,639	92,800	23,468	16,865
	Trustees	432	11,439	14,956	5,661
	Insurance	764	12,072	19,166	8,322
	Other	773	6,573	6,441	2,425
	Total expenses before fee reductions	84,366	974,968	567,999	221,371
Expenses reduced by:	Adviser	(53,683)	(178,638)	(136,856)	(113,981)
	Distribution/service fees (Class A)	(298)	(33,177)	(5,396)	(63)
	Net Expenses	30,385	763,153	425,747	107,327

	Net Investment Income	13,198	966,536	2,403,170	587,683

	Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) from investment transactions	130,318	9,162,222	714,517	(674,978)
	Net change in unrealized depreciation from investments	(351,598)	(8,525,489)	(4,382,677)	(604,415)
	Net realized and unrealized gains (losses)	(221,280)	636,733	(3,668,160)	(1,279,393)

	Net Increase (Decrease) in Net Assets Resulting from Operations	$(208,082)	$1,603,269	$(1,264,990)	$(691,710)

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Operations – (Continued)
For the Six Months Ended April 30, 2018 (Unaudited)

		American Independence U.S. Inflation- Protected Fund
	Investment Income:
	Interest	$2,931,914
	Other income	1,281
	Total Investment Income	2,933,195

	Expenses:
	Investment advisory	384,338
	Administration	120,106
	Distribution - Class A Shares	29,315
	Distribution - Class C Shares	44,567
	Service - Class A Shares	29,315
	Service - Class C Shares	14,855
	Service - Premier Class Shares	706
	Accounting	29,080
	Audit expenses	21,590
	Compliance services	16,080
	Custodian	16,993
	Legal expenses	10,357
	Shareholder Reporting	11,554
	State registration expenses	25,385
	Transfer Agent	56,248
	Trustees	15,931
	Insurance	32,316
	Other	8,292
	Total expenses before fee reductions	867,028
Expenses reduced by:	Adviser	(434,910)
	Distribution/service fees (Class A)	(5,881)
	Net Expenses	426,237

	Net Investment Income	2,506,958

	Realized and unrealized gains (losses) on investments, futures, and foreign currency transactions:
	Net realized loss from investment transactions	(352,159)
	Net realized gain from futures contracts	166,725
	Net change in unrealized appreciation/depreciation from investments	(1,698,117)
	Net change in unrealized appreciation/depreciation from futures contracts	(52,535)
	Net realized and unrealized gains (losses)	(1,936,086)

	Net Increase in Net Assets Resulting from Operations	$570,872

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets

	American Independence Hillcrest Small Cap Value Fund		American Independence Global Tactical Allocation Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Investment Operations:
Net investment income	$13,198	$18,363	$966,536	$1,961,191
Net realized gains	130,318	536,547	9,162,222	3,920,283
Net change in unrealized appreciation (depreciation)	(351,598)	389,662	(8,525,489)	9,660,783
Net increase (decrease) in net assets resulting from operations	(208,082)	944,572	1,603,269	15,542,257
Distributions:
From net investment income:
Institutional Class Shares	(4,623)	(9,320)	(962,077)	(720,260)
Class A Shares	—	(3,504)	(742,530)	(563,180)
Class C Shares	—	—	(42,807)	(17,786)
From net realized gains:
Institutional Class Shares	(445,886)	—	(1,838,814)	—
Class A Shares	(62,829)	—	(1,518,863)	—
Class C Shares	(1,158)	—	(102,655)	—
Decrease in net assets from distributions	(514,496)	(12,824)	(5,207,746)	(1,301,226)
Net increase (decrease) in net assets from capital transactions	(1,272,306)	(1,738,989)	(54,471,529)	16,758,982
Total increase (decrease) in net assets	(1,994,884)	(807,241)	(58,076,006)	31,000,013
Net Assets:
Beginning of period	5,088,290	5,895,531	138,137,401	107,137,388
End of period	$3,093,406	$5,088,290	$80,061,395	$138,137,401
Accumulated net investment income	$8,575	$—	$17,312	$798,190
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$78,291	$2,073,617	$22,132,610	$30,834,298
Dividends reinvested	446,150	8,807	1,859,235	490,606
Cost of shares redeemed	(1,554,046)	(893,625)	(46,753,113)	(11,783,964)
Institutional Class Shares capital transactions	(1,029,605)	1,188,799	(22,761,268)	19,540,940
Class A Shares
Proceeds from shares issued	20,011	1,140,889	6,982,810	24,876,625
Dividends reinvested	62,829	3,499	1,790,835	281,975
Cost of shares redeemed	(321,153)	(4,043,614)	(39,552,891)	(26,350,301)
Class A Shares capital transactions	(238,313)	(2,899,226)	(30,779,246)	(1,191,701)
Class C Shares
Proceeds from shares issued	—	12,000	208,832	540,680
Dividends reinvested	1,158	—	116,345	15,079
Cost of shares redeemed	(5,546)	(40,562)	(1,256,192)	(2,146,016)
Class C Shares capital transactions	(4,388)	(28,562)	(931,015)	(1,590,257)
Net increase (decrease) in net assets from capital transactions	$(1,272,306)	$(1,738,989)	$(54,471,529)	$16,758,982
Share Transactions:
Institutional Class Shares
Issued	6,352	162,563	1,836,048	2,718,628
Reinvested	38,792	687	156,547	45,399
Redeemed	(138,995)	(71,730)	(3,944,624)	(1,062,820)
Change in Institutional Class Shares	(93,851)	91,520	(1,952,029)	1,701,207
Class A Shares
Issued	1,855	91,242	584,544	2,203,305
Reinvested	5,492	273	151,407	26,027
Redeemed	(28,721)	(324,047)	(3,346,140)	(2,395,818)
Change in Class A Shares	(21,374)	(232,532)	(2,610,189)	(166,486)
Class C Shares
Issued	—	999	17,549	48,482
Reinvested	103	—	10,001	1,324
Redeemed	(480)	(3,285)	(108,039)	(196,239)
Change in Class C Shares	(377)	(2,286)	(80,489)	(146,433)

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	American Independence Kansas Tax-Exempt Bond Fund		American Independence Carret Core Plus Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Investment Operations:
Net investment income	$2,403,170	$5,370,631	$587,683	$1,295,218
Net realized gains (losses)	714,517	(244,507)	(674,978)	(103,029)
Net change in unrealized appreciation (depreciation)	(4,382,677)	(3,649,118)	(604,415)	(1,083,136)
Net increase (decrease) in net assets resulting from operations	(1,264,990)	1,477,006	(691,710)	109,053
Distributions:
From net investment income:
Institutional Class Shares	(2,273,224)	(5,057,517)	(625,748)	(1,407,361)
Class A Shares	(123,907)	(294,193)	(987)	(14,670)
Class C Shares	(6,039)	(18,921)	—	—
From net realized gains:
Institutional Class Shares	—	—	—	(278,545)
Class A Shares	—	—	—	(7,175)
Decrease in net assets from distributions	(2,403,170)	(5,370,631)	(626,735)	(1,707,751)
Net decrease in net assets from capital transactions	(23,669,494)	(20,030,571)	(5,302,945)	(40,779,821)
Total decrease in net assets	(27,337,654)	(23,924,196)	(6,621,390)	(42,378,519)
Net Assets:
Beginning of period	179,529,749	203,453,945	50,175,510	92,554,029
End of period	$152,192,095	$179,529,749	$43,554,120	$50,175,510
Accumulated (distributions in excess of) net investment income	$72,211	$72,211	$(35,917)	$2,834
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$17,993,483	$28,351,865	$6,411,567	$8,979,624
Dividends reinvested	292,935	453,721	199,501	772,275
Cost of shares redeemed	(37,955,069)	(48,557,589)	(11,930,039)	(49,293,550)
Institutional Class Shares capital transactions	(19,668,651)	(19,752,003)	(5,318,971)	(39,541,651)
Class A Shares
Proceeds from shares issued	227,878	381,419	101,856	67,682
Dividends reinvested	72,533	164,729	769	20,326
Cost of shares redeemed	(4,094,565)	(374,573)	(86,599)	(1,326,178)
Class A Shares capital transactions	(3,794,154)	171,575	16,026	(1,238,170)
Class C Shares
Proceeds from shares issued	27,246	1,536	—	—
Dividends reinvested	2,538	8,118	—	—
Cost of shares redeemed	(236,473)	(459,797)	—	—
Class C Shares capital transactions	(206,689)	(450,143)	—	—
Net decrease in net assets from capital transactions	$(23,669,494)	$(20,030,571)	$(5,302,945)	$(40,779,821)
Share Transactions:
Institutional Class Shares
Issued	1,669,506	2,598,718	600,648	832,086
Reinvested	27,246	41,610	18,755	71,782
Redeemed	(3,527,364)	(4,458,454)	(1,119,512)	(4,553,547)
Change in Institutional Class Shares	(1,830,612)	(1,818,126)	(500,109)	(3,649,679)
Class A Shares
Issued	21,260	34,999	9,557	6,225
Reinvested	6,747	15,117	72	1,880
Redeemed	(380,857)	(34,278)	(8,079)	(121,798)
Change in Class A Shares	(352,850)	15,838	1,550	(113,693)
Class C Shares
Issued	2,509	142	—	—
Reinvested	236	745	—	—
Redeemed	(22,040)	(42,133)	—	—
Change in Class C Shares	(19,295)	(41,246)	—	—

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	American Independence U.S. Inflation-Protected Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Investment Operations:
Net investment income	$2,506,958	$4,761,532
Net realized losses	(185,434)	(50,949)
Net realized losses from Redemptions in-kind	—	(281,039)
Net change in unrealized appreciation (depreciation)	(1,750,652)	(5,859,415)
Net increase (decrease) in net assets resulting from operations	570,872	(1,429,871)
Distributions:
From net investment income:
Institutional Class Shares	(1,852,457)	(4,286,082)
Premier Class Shares	(12,984)	(26,451)
Class A Shares	(276,307)	(263,202)
Class C Shares	(126,329)	(105,791)
Decrease in net assets from distributions	(2,268,077)	(4,681,526)
Net increase (decrease) in net assets from capital transactions	5,781,122	(67,405,420)
Total increase (decrease) in net assets	4,083,917	(73,516,817)
Net Assets:
Beginning of period	195,174,510	268,691,327
End of period	$199,258,427	$195,174,510
Accumulated net investment income	$1,680,907	$1,442,026
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$28,210,650	$72,814,068
Dividends reinvested	1,840,406	4,269,942
Cost of shares redeemed	(20,190,486)	(163,126,986)
Institutional Class Shares capital transactions	9,860,570	(86,042,976)
Premier Class Shares
Proceeds from shares issued	20,131	590,941
Dividends reinvested	7,039	13,820
Cost of shares redeemed	(400,376)	(1,124,005)
Premier Class Shares capital transactions	(373,206)	(519,244)
Class A Shares
Proceeds from shares issued	2,124,088	19,985,964
Dividends reinvested	257,751	256,894
Cost of shares redeemed	(6,157,623)	(3,658,489)
Class A Shares capital transactions	(3,775,784)	16,584,369
Class C Shares
Proceeds from shares issued	1,003,831	3,402,690
Dividends reinvested	122,641	102,877
Cost of shares redeemed	(1,056,930)	(933,136)
Class C Shares capital transactions	69,542	2,572,431
Net increase (decrease) in net assets from capital transactions	$5,781,122	$(67,405,420)

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	American Independence U.S. Inflation-Protected Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Share Transactions:
Institutional Class Shares
Issued	2,678,229	6,824,966
Reinvested	173,460	401,968
Redeemed	(1,906,697)	(15,288,258)
Change in Institutional Class Shares	944,992	(8,061,324)
Premier Class Shares
Issued	1,929	55,750
Reinvested	667	1,305
Redeemed	(38,295)	(105,458)
Change in Premier Class Shares	(35,699)	(48,403)
Class A Shares
Issued	203,721	1,879,080
Reinvested	24,408	24,262
Redeemed	(582,254)	(344,685)
Change in Class A Shares	(354,125)	1,558,657
Class C Shares
Issued	98,646	329,229
Reinvested	11,930	9,946
Redeemed	(102,725)	(90,065)
Change in Class C Shares	7,851	249,110

The Accompanying Notes are an Integral Part of these Financial Statements.

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American Independence Funds Trust
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
American Independence Hillcrest Small Cap Value Fund
Institutional Class Shares
For the six months ended
4/30/2018 (unaudited)*****	$12.86	$0.03		$(0.55)	$(0.52)	$(0.01)	$(1.29)	$(1.30)	$11.04
For the year ended
10/31/2017	$10.95	$0.06		$1.88	$1.94	$(0.03)	$—	$(0.03)	$12.86
For the period from
12/31/2015 (c) thru 10/31/2016	$10.00	$0.07		$0.88	$0.95	$—	$—	$—	$10.95

Class A Shares
For the six months ended
4/30/2018 (unaudited)*****	$12.80	$0.02		$(0.55)	$(0.53)	$—	$(1.29)	$(1.29)	$10.98
For the year ended
10/31/2017	$10.92	$0.01		$1.88	$1.89	$(0.01)	$—	$(0.01)	$12.80
For the period from
12/31/2015 (c) thru 1/31/2016	$10.00	$0.03		$0.89	$0.92	$—	$—	$—	$10.92

Class C Shares
For the six months ended
4/30/2018 (unaudited)*****	$12.67	$(0.03)		$(0.53)	$(0.56)	$—	$(1.29)	$(1.29)	$10.82
For the year ended
10/31/2017	$10.86	$(0.07)		$1.88	$1.81	$—	$—	$—	$12.67
For the period from
12/31/2015 (c) thru 10/31/2016	$10.00	$(0.03)		$0.89	$0.86	$—	$—	$—	$10.86
American Independence Global Tactical Allocation Fund
Institutional Class Shares
For the six months ended
4/30/2018 (unaudited)*****	$12.09	$0.09		$0.05	$0.14	$(0.15)	$(0.29)	$(0.44)	$11.79
For the year ended
10/31/2017	$10.68	$0.22		$1.34	$1.56	$(0.15)	$—	$(0.15)	$12.09
10/31/2016	$10.52	$0.26		$0.09	$0.35	$(0.19)	$—	$(0.19)	$10.68
10/31/2015	$10.69	$0.32		$(0.10)	$0.22	$(0.39)	$—	$(0.39)	$10.52
10/31/2014	$10.18	$0.21		$0.35	$0.56	$(0.05)	$—	$(0.05)	$10.69
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$0.01	+	$0.17	$0.18	$—	$—	$—	$10.18

Class A Shares
For the six months ended
4/30/2018 (unaudited)*****	$12.04	$0.08		$0.04	$0.12	$(0.14)	$(0.29)	$(0.43)	$11.73
For the year ended
10/31/2017	$10.64	$0.18		$1.33	$1.51	$(0.11)	$—	$(0.11)	$12.04
10/31/2016	$10.50	$0.23		$0.08	$0.31	$(0.17)	$—	$(0.17)	$10.64
10/31/2015	$10.65	$0.29		$(0.10)	$0.19	$(0.34)	$—	$(0.34)	$10.50
10/31/2014	$10.18	$0.24		$0.27	$0.51	$(0.04)	$—	$(0.04)	$10.65
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$0.00	+^	$0.18	$0.18	$—	$—	$—	$10.18

Class C Shares
For the six months ended
4/30/2018 (unaudited)*****	$11.86	$0.04		$0.03	$0.07	$(0.12)	$(0.29)	$(0.41)	$11.52
For the year ended
10/31/2017	$10.48	$0.11		$1.32	$1.43	$(0.05)	$—	$(0.05)	$11.86
10/31/2016	$10.38	$0.19		$0.05	$0.24	$(0.14)	$—	$(0.14)	$10.48
10/31/2015	$10.56	$0.22		$(0.09)	$0.13	$(0.31)	$—	$(0.31)	$10.38
10/31/2014	$10.17	$0.19		$0.25	$0.44	$(0.05)	$—	$(0.05)	$10.56
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$0.00	+^	$0.17	$0.17	$—	$—	$—	$10.17

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Calculated based on average shares outstanding during the year or period, unless otherwise noted.
**	Not annualized for periods less than one full year.
***	Annualized for periods less than one full year.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***		Portfolio turnover rate(b)**

(4.41%)	$2,783	1.26%	3.56%	0.60%		26%

17.74%	$4,448	1.25%	3.28%	0.45%		74%

9.50%	$2,785	1.25%	4.66%	0.74%		32%

(4.53%)	$304	1.64%	4.06%	0.28%		26%

17.32%	$629	1.63%	3.78%	0.05%		74%

9.20%	$3,076	1.63%	5.16%	0.32%		32%

(4.83%)	$6	2.26%	4.56%	(0.46%)		26%

16.67%	$11	2.25%	4.28%	(0.54%)		74%

8.60%	$35	2.25%	5.66%	(0.31%)		32%

1.19%	$47,635	0.95%	1.22%	1.57%		92%

14.78%	$72,454	0.95%	1.23%	1.93%		138%
3.34%	$45,813	0.95%	1.27%	2.48%		129%
2.10%	$20,028	0.94%	1.33%	2.98%		98%
5.52%	$6,329	0.90%	1.73%	2.00%		166%

1.80%	$6,934	0.90%	10.18%	6.14	%****	19%

1.02%	$29,333	1.33%	1.72%	1.33%		92%

14.34%	$61,546	1.33%	1.73%	1.59%		138%
2.99%	$56,135	1.33%	1.77%	2.23%		129%
1.75%	$38,019	1.28%	1.75%	2.70%		98%
5.07%	$21,684	1.28%	2.23%	2.32%		166%

1.80%	$3,876	1.28%	10.77%	0.25%		19%

0.63%	$3,093	1.95%	2.22%	0.60%		92%

13.66%	$4,137	1.95%	2.23%	1.02%		138%
2.33%	$5,189	1.95%	2.27%	1.85%		129%
1.22%	$5,206	1.86%	2.25%	2.11%		98%
4.32%	$2,962	1.90%	2.73%	1.87%		166%

1.70%	$1	1.90%	11.36%	0.06%		19%

****	Due to the short life of the Fund and significant cash inflows into the Instituional Class at the end of the year; the ratio of net investment income is not indicative of future results.
^	Rounds to less than $0.01.
+	Calculated based on ending shares outstanding during the period.
*****	Net expense ratio may not match Prospectus due to extraordinary expense of tail insurance policy.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
American Independence Kansas Tax-Exempt Bond Fund
Institutional Class Shares
For the six months ended
4/30/2018 (unaudited)****	$10.88	$0.16		$(0.24)	$(0.08)	$(0.16)	$—	$(0.16)	$10.64
For the year ended
10/31/2017	$11.09	$0.32		$(0.21)	$0.11	$(0.32)	$—	$(0.32)	$10.88
10/31/2016	$11.11	$0.33		$(0.02)	$0.31	$(0.33)	$—	$(0.33)	$11.09
10/31/2015	$11.16	$0.35		$(0.05)	$0.30	$(0.35)	$—	$(0.35)	$11.11
10/31/2014	$10.80	$0.37	+	$0.36	$0.73	$(0.37)	$—	$(0.37)	$11.16
10/31/2013	$11.28	$0.35	+	$(0.48)	$(0.13)	$(0.35)	$—	$(0.35)	$10.80

Class A Shares
For the six months ended
4/30/2018 (unaudited)****	$10.88	$0.14		$(0.25)	$(0.11)	$(0.13)	$—	$(0.13)	$10.64
For the year ended
10/31/2017	$11.09	$0.28		$(0.21)	$0.07	$(0.28)	$—	$(0.28)	$10.88
10/31/2016	$11.11	$0.29		$(0.02)	$0.27	$(0.29)	$—	$(0.29)	$11.09
10/31/2015	$11.16	$0.31		$(0.05)	$0.26	$(0.31)	$—	$(0.31)	$11.11
10/31/2014	$10.80	$0.33	+	$0.36	$0.69	$(0.33)	$—	$(0.33)	$11.16
10/31/2013	$11.28	$0.31	+	$(0.48)	$(0.17)	$(0.31)	$—	$(0.31)	$10.80

Class C Shares
For the six months ended
4/30/2018 (unaudited)****	$10.87	$0.10		$(0.23)	$(0.13)	$(0.10)	$—	$(0.10)	$10.64
For the year ended
10/31/2017	$11.09	$0.21		$(0.22)	$(0.01)	$(0.21)	$—	$(0.21)	$10.87
10/31/2016	$11.11	$0.22		$(0.02)	$0.20	$(0.22)	$—	$(0.22)	$11.09
10/31/2015	$11.16	$0.24		$(0.05)	$0.19	$(0.24)	$—	$(0.24)	$11.11
10/31/2014	$10.80	$0.26	+	$0.36	$0.62	$(0.26)	$—	$(0.26)	$11.16
10/31/2013	$11.28	$0.24	+	$(0.48)	$(0.24)	$(0.24)	$—	$(0.24)	$10.80
American Independence Carret Core Plus Fund
Institutional Class Shares
For the six months ended
4/30/2018 (unaudited)****	$10.79	$0.13		$(0.28)	$(0.15)	$(0.14)	$—	$(0.14)	$10.50
For the year ended
10/31/2017	$11.00	$0.26		$(0.12)	$0.14	$(0.29)	$(0.06)	$(0.35)	$10.79
10/31/2016	$10.95	$0.24		$0.19	$0.43	$(0.27)	$(0.11)	$(0.38)	$11.00
10/31/2015	$11.09	$0.22		$(0.05)	$0.17	$(0.24)	$(0.07)	$(0.31)	$10.95
10/31/2014	$10.92	$0.25	+	$0.20	$0.45	$(0.26)	$(0.02)	$(0.28)	$11.09
10/31/2013	$11.32	$0.27	+	$(0.30)	$(0.03)	$(0.29)	$(0.08)	$(0.37)	$10.92

Class A Shares
For the six months ended
4/30/2018 (unaudited)****	$10.88	$0.12		$(0.30)	$(0.18)	$(0.12)	$—	$(0.12)	$10.58
For the year ended
10/31/2017	$11.08	$0.22		$(0.11)	$0.11	$(0.25)	$(0.06)	$(0.31)	$10.88
10/31/2016	$11.03	$0.20		$0.19	$0.39	$(0.23)	$(0.11)	$(0.34)	$11.08
10/31/2015	$11.17	$0.19		$(0.05)	$0.14	$(0.21)	$(0.07)	$(0.28)	$11.03
10/31/2014	$11.00	$0.21	+	$0.20	$0.41	$(0.22)	$(0.02)	$(0.24)	$11.17
10/31/2013	$11.40	$0.23	+	$(0.29)	$(0.06)	$(0.26)	$(0.08)	$(0.34)	$11.00

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Calculated based on average shares outstanding during the period, unless otherwise noted.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one full year.
+	Calculated based on ending shares outstanding during the period.
****	Net expense ratio may not match Prospectus due to extraordinary expense of tail insurance policy.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

(0.78%)	$144,260	0.48%	0.65%	2.91%	10%

1.04%	$167,374	0.48%	0.61%	2.95%	9%
2.80%	$190,780	0.48%	0.60%	2.94%	10%
2.70%	$181,983	0.48%	0.60%	3.12%	13%
6.89%	$183,423	0.48%	0.58%	3.39%	1%
(1.13%)	$232,502	0.48%	0.55%	3.20%	8%

(0.97%)	$7,458	0.87%	1.15%	2.53%	10%

0.65%	$11,462	0.87%	1.11%	2.56%	9%
2.41%	$11,509	0.87%	1.10%	2.55%	10%
2.34%	$10,620	0.83%	1.03%	2.76%	13%
6.47%	$10,186	0.87%	1.08%	3.00%	1%
(1.52%)	$9,815	0.87%	1.05%	2.82%	8%

(1.18%)	$474	1.48%	1.65%	1.91%	10%

(0.05%)	$694	1.48%	1.61%	1.96%	9%
1.79%	$1,165	1.48%	1.60%	1.93%	10%
1.74%	$1,077	1.42%	1.54%	2.18%	13%
5.83%	$1,164	1.48%	1.58%	2.38%	1%
(2.11%)	$1,190	1.48%	1.55%	2.21%	8%

(1.38%)	$43,434	0.46%	0.95%	2.52%	58%

1.32%	$50,069	0.45%	0.87%	2.42%	37%
4.00%	$91,186	0.45%	0.74%	2.16%	61%
1.50%	$97,493	0.45%	0.72%	2.03%	68%
4.16%	$101,264	0.44%	0.71%	2.28%	61%
(0.25%)	$106,047	0.42%	0.73%	2.37%	47%

(1.62%)	$120	0.82%	1.46%	2.17%	58%

1.07%	$107	0.80%	1.37%	2.07%	37%
3.63%	$1,368	0.80%	1.24%	1.82%	61%
1.18%	$1,183	0.78%	1.17%	1.69%	68%
3.78%	$1,637	0.79%	1.21%	1.93%	61%
(0.57%)	$1,423	0.77%	1.23%	2.05%	47%

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations					Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*			Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
American Independence U.S. Inflation-Protected Fund
Institutional Class Shares
For the six months ended
4/30/2018 (unaudited)****	$10.65		$0.14		$(0.11)	$0.03	$(0.13)	$—	$(0.13)	$10.55
For the year ended
10/31/2017	$10.90		$0.18		$(0.23)	$(0.05)	$(0.20)	$—	$(0.20)	$10.65
10/31/2016	$10.37		$0.12		$0.48	$0.60	$(0.07)	$—	$(0.07)	$10.90
10/31/2015	$10.55		$0.02		$(0.19)	$(0.17)	$(0.01)	$—	$(0.01)	$10.37
10/30/2014	$10.51		$0.10	+	$0.04	$0.14	$(0.10)	$—	$(0.10)	$10.55
10/31/2013	$11.78		$0.10	+	$(0.81)	$(0.71)	$(0.04)	$(0.52)	$(0.56)	$10.51

Premier Class Shares
For the six months ended
4/30/2018 (unaudited)****	$10.59		$0.12		$(0.09)	$0.03	$(0.13)	$—	$(0.13)	$10.49
For the year ended
10/31/2017	$10.85		$0.17		$(0.24)	$(0.07)	$(0.19)	$—	$(0.19)	$10.59
10/31/2016	$10.33		$0.14		$0.45	$0.59	$(0.07)	$—	$(0.07)	$10.85
10/31/2015	$10.53		$0.07		$(0.26)	$(0.19)	$(0.01)	$—	$(0.01)	$10.33
10/30/2014	$10.51	$	$ 0.08	+	$0.04	$0.12	$(0.10)	$—	$(0.10)	$10.53
For the period from
4/2/2013 (c) thru 10/31/2013	$11.20	$	$ 0.01	+	$(0.69)	$(0.68)	$(0.01)	$—	$(0.01)	$10.51

Class A Shares
For the six months ended
4/30/2018 (unaudited)****	$10.59		$0.12		$(0.11)	$0.01	$(0.12)	$—	$(0.12)	$10.48
For the year ended
10/31/2017	$10.84		$0.13		$(0.24)	$(0.11)	$(0.14)	$—	$(0.14)	$10.59
10/31/2016	$10.34		$0.06		$0.48	$0.54	$(0.04)	$—	$(0.04)	$10.84
10/31/2015	$10.56		$(0.03)		$(0.18)	$(0.21)	$(0.01)	$—	$(0.01)	$10.34
10/30/2014	$10.54		$0.06	+	$0.03	$0.09	$(0.07)	$—	$(0.07)	$10.56
10/31/2013	$11.84		$0.04	+	$(0.80)	$(0.76)	$(0.02)	$(0.52)	$(0.54)	$10.54

Class C Shares
For the six months ended
4/30/2018 (unaudited)****	$10.32		$0.09		$(0.11)	$(0.02)	$(0.11)	$—	$(0.11)	$10.19
For the year ended
10/31/2017	$10.57		$0.07		$(0.23)	$(0.16)	$(0.09)	$—	$(0.09)	$10.32
10/31/2016	$10.12		$0.03		$0.45	$0.48	$(0.03)	$—	$(0.03)	$10.57
10/31/2015	$10.39		$(0.07)		$(0.19)	$(0.26)	$(0.01)	$—	$(0.01)	$10.12
10/30/2014	$10.37		$(0.02	)+	$0.05	$0.03	$(0.01)	$—	$(0.01)	$10.39
10/31/2013	$11.72		$(0.06)		$(0.75)	$(0.81)	$(0.02)	$(0.52)	$(0.54)	$10.37

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Calculated based on average shares outstanding during the year or period, unless otherwise noted.
**	Not annualized for periods less than one full year.
***	Annualized for periods less than one full year.
+	Calculated based on ending shares outstanding during the period.
****	Net expense ratio may not match Prospectus due to extraordinary expense of tail insurance policy.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

0.26%	$163,206	0.33%	0.78%	2.73%	39%

(0.48%)	$154,656	0.32%	0.68%	1.69%	134%
5.76%	$246,216	0.32%	0.68%	1.11%	173%
(1.59%)	$197,226	0.32%	0.69%	0.15%	200%
1.36%	$209,429	0.32%	0.69%	0.87%	167%
(6.36%)	$296,810	0.32%	0.68%	0.49%	193%

0.23%	$737	0.48%	0.93%	2.33%	39%

(0.65%)	$1,122	0.47%	0.83%	1.61%	134%
5.67%	$1,676	0.47%	0.83%	1.29%	173%
(1.79%)	$604	0.42%	0.79%	0.63%	200%
1.15%	$213	0.47%	0.84%	0.81%	167%

(6.45%)	$12	0.47%	0.83%	0.10%	193%

0.09%	$22,994	0.78%	1.28%	2.29%	39%

(0.97%)	$26,994	0.77%	1.18%	1.26%	134%
5.26%	$10,731	0.77%	1.18%	0.55%	173%
(1.97%)	$10,922	0.72%	1.09%	(0.30%)	200%
0.88%	$13,874	0.77%	1.19%	0.51%	167%
(6.77%)	$18,888	0.77%	1.18%	0.14%	193%

(0.19%)	$12,322	1.33%	1.78%	1.71%	39%

(1.52%)	$12,403	1.32%	1.68%	0.69%	134%
4.76%	$10,068	1.32%	1.68%	0.24%	173%
(2.48%)	$4,163	1.22%	1.59%	(0.64%)	200%
0.31%	$1,218	1.32%	1.69%	(0.27%)	167%
(7.32%)	$2,207	1.32%	1.68%	(0.51%)	193%

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust

Notes to Financial Statements
April 30, 2018 (Unaudited)

1.	Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of April 30, 2018, the Trust offered five series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”):

American Independence Hillcrest Small Cap Value Fund

American Independence Global Tactical Allocation Fund

American Independence Kansas Tax-Exempt Bond Fund

American Independence Carret Core Plus Fund

American Independence U.S. Inflation-Protected Fund

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The U.S. Inflation-Protected Fund offers four classes of shares: Class A, Class C, Institutional Class, and Premier Class. The Hillcrest Small Cap Value Fund, Global Tactical Allocation Fund, and Kansas Tax-Exempt Bond Fund offer three classes of shares: Class A, Class C, and Institutional Class. The Carret Core Plus Fund offers Class A and Institutional Class shares only. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. All of the Funds are diversified under the 1940 Act except for Kansas Tax Exempt Bond Fund.

2.	Significant Accounting Policies:

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

2.	Significant Accounting Policies: (Continued)

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the accompanying Statement of Operations.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by Manifold Fund Advisors, LLC (“Manifold” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1	– quoted prices in active markets for identical securities

●	Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3	– significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic, or industry concentration or type of investment.

With respect to the Funds, there were no transfers into and out of any level during the current period presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ Adviser will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-Issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

2.	Significant Accounting Policies: (Continued)

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets. Realized gains and/or losses on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Kansas Tax-Exempt Bond Fund and Carret Core Plus Fund are declared daily and paid monthly. Distributions from net investment income, if any, for the U.S. Inflation-Protected Fund are declared and paid monthly. Distributions from net investment income, if any, for the Global Tactical Allocation Fund are declared and paid quarterly. Distributions from net investment income, if any, for the Hillcrest Small Cap Value Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Recent Developments and Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, “Premium Amortization on Purchased Callable Debt Securities.” This ASU shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. Today, entities generally amortize the premium over the contractual life of the security. The new guidance does not change the accounting for purchased callable debt securities held at a discount; the discount continues to be amortized to maturity. ASU No. 2017-08 is effective for interim and annual reporting periods beginning after December 15, 2018; early adoption is permitted. The guidance calls for a modified retrospective transition approach under which a cumulative-effect adjustment will be made to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. Management is currently evaluating the provisions of ASU No. 2017-08 to determine the potential impact the new standard will have on the Funds and the Funds’ Financial Statements.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.	Related Party Transactions:

Manifold serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and Manifold, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of each Fund’s average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Fees
Hillcrest Small Cap Value Fund	1.00%
Global Tactical Allocation Fund	0.75%
Kansas Tax-Exempt Bond Fund	0.30%
Carret Core Plus Fund	0.40%
U.S. Inflation-Protected Fund	0.40%

Manifold Fund Advisors, LLC (“Manifold Fund Advisors” or “Adviser”) is the investment adviser to the American Independence Funds Trust (“Trust”), on behalf of the American Independence Carret Core Plus Fund (“Carret Core Plus Fund”), American Independence Hillcrest Small Cap Value Fund (“Hillcrest Small Cap Value Fund”), American Independence Global Tactical Allocation Fund (“Global Tactical Allocation Fund”), American Independence Kansas Tax-Exempt Bond Fund (“Kansas Tax-Exempt Bond Fund”), and American Independence U.S. Inflation-Protected Fund (“Inflation-Protected Fund”), each a series of the Trust (each a “Fund” and together the “Funds”), pursuant to an Investment Advisory Agreement that was approved by shareholders of the Funds at a Special Meeting of Shareholders held on November 27, 2015.

Information About the Adviser

On May 9, 2017, RiskX Investments, LLC (“RiskX Investments”) entered into a series of transactions pursuant to which RiskX Investments exchanged certain intellectual property and other assets held by RiskX Investments for cancellation of a promissory note and 40,006.26 Non-Voting Common Units of RiskX Investments. Also as part of these transactions, Manifold Partners LLC (“Manifold Partners”) received Non-Voting Common Units of RiskX Investments representing approximately 94% of the economic interest of RiskX Investments. The principal owner of Manifold Partners is The Chalice Fund L.P. (“Chalice”), a private equity fund managed and controlled by Grail Partners LLC (“Grail Partners”), the general partner of Chalice. In addition, Grail Partners and its related affiliates and subsidiaries (including Manifold Partners) currently hold approximately 97% of the economic interest in the Adviser and may be deemed to “control” the Adviser (as that term is defined under the 1940 Act), although RiskX Investment received an opinion that these transactions did not result in a change in control of RiskX Investments. Effective June 1, 2017, RiskX Investments, is known as Manifold Fund Advisors, LLC.

Information About Each of the Sub-Advisers

Hillcrest Asset Management, LLC (“Hillcrest”) is the sub-adviser to the Hillcrest Small Cap Value Fund and is headquartered at 2805 Dallas Pkwy #250, Plano, TX 75093. Grail Partners owns more than 25% of the outstanding shares of Hillcrest and, therefore, is deemed to be a control person of Hillcrest.

Carret Asset Management, LLC is the sub-adviser to the Carret Core Plus Fund and Kansas Tax-Exempt Bond Fund and is headquartered at 320 Park Avenue, 18th Floor, New York, NY 10022.

BNP Paribas Asset Management USA, Inc. (“BNPPAM”) is the sub-adviser to the Inflation-Protected Fund and has New York offices located at 200 Park Avenue, New York, New York 10166. BNPPAM is a wholly-owned subsidiary of BNP Paribas Investment Partners USA Holdings Inc., a New York corporation.

Effective March 1, 2018, Manifold has voluntarily agreed to waive a portion of its investment advisory fee and to reimburse fees and expenses of the Funds in order to maintain the Funds’ total operating expenses (excluding taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses or short sale dividend and interest expenses) at not more than the following percentages of average annual net assets:

Fund	Institutional Class	Class A	Class C	Premier Class
Hillcrest Small Cap Value Fund	1.25%	1.63%	2.25%	N/A
Global Tactical Allocation Fund	0.95%	1.33%	1.95%	N/A
Kansas Tax-Exempt Bond Fund	0.48%	0.87%	1.48%	N/A
Carret Core Plus Fund	0.45%	0.80%	N/A	N/A
U.S. Inflation-Protected Fund	0.32%	0.77%	1.32%	0.47%

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.	Related Party Transactions: (Continued)

Under the Expense Limitation Agreement that was in effect until March 1, 2018, the waivers and reimbursements by the Adviser are subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent total annual operating expenses (excluding any taxes, interest expenses and dividends relating to short sales, brokerage fees, acquired fund fees and expenses and extraordinary expenses) for a fiscal year do not exceed the expense limit that was in place at the time the fees were waived or expenses were assumed. The Adviser shall only be entitled to recoup amounts for a period of three years from the date such amount was waived or reimbursed.

The following table presents amounts eligible for recovery at April 30, 2018:

	Hillcrest Small Cap Value Fund	Global Tactical Allocation Fund	Kansas Tax-Exempt Bond Fund	Carret Core Plus Fund
For eligible expense reimbursements expiring:
October 31, 2018	$—	$173,297	$227,660	$298,179
October 31, 2019	70,898	260,523	235,816	274,027
October 31, 2020	117,924	317,597	236,681	223,022
April 30, 2021	53,683	178,638	136,856	113,981
	$242,505	$930,055	$837,013	$909,209

U.S. Inflation- Protected Fund
For eligible expense reimbursements expiring:
October 31, 2018	$804,280
October 31, 2019	896,319
October 31, 2020	1,067,863
April 30, 2021	434,910
$3,203,372

Manifold also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at an annual rate of 0.125%, as approved by the Board.

Manifold has entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Funds with sub-administration services pursuant to a sub-administrative services agreement approved by the Board. For the services it provides, UMBFS earns a fee based on the aggregate net assets of all Funds in the Trust. Manifold pays UMBFS for its services.

Other principal service providers of the Funds include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.

Matrix 360 Distributors, LLC serves as the Funds’ distributor pursuant to a Distribution Agreement approved by the Board.

DST Systems Inc. serves as the Funds’ transfer agent and dividend disbursing agent.

INTRUST Bank NA, serves as the custodian for the Hillcrest Small Cap Value Fund, Global Tactical Allocation Fund, Kansas Tax-Exempt Bond Fund, and Carret Core Plus Fund.

UMB Bank NA serves as the custodian for the U.S. Inflation-Protected Fund.

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to Rule 38a-1 of the 1940 Act. The Board has appointed Thaddeus (“Ted”) Leszczynksi as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses. The fees are allocated among the Funds by first allocating half the fees evenly across the Funds and then the other half on a pro rata basis based on average net assets.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.	Related Party Transactions: (Continued)

Each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets, and up to 1.00% of its Class C share assets. These fees consist of up to 0.25% for shareholder services of the Class A share assets and Class C share assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A share assets and up to 0.75% of Class C share assets.

During the six months ended April 30, 2018, a portion of the distribution or service fees were waived by the Adviser for the Class A shares assets. As of April 30, 2018, all Funds assessed the full 0.25% of distribution fees. As of April 30, 2018, the Global Tactical Allocation Fund, Kansas Tax-Exempt Bond Fund, Carret Core Plus Fund, U.S. Inflation-Protected Fund, and Hillcrest Small Cap Value Fund were assessing 0.13%, 0.14%, 0.10%, 0.20%, and 0.13%, respectively, of the shareholder services fees.

The Trust, on behalf of the U.S. Inflation-Protected Fund, adopted a non-12b-1 Shareholder Servicing Plan that allows its Premier Class Shares to pay a shareholder servicing fee from its assets for any activities relating to certain shareholder account administrative and servicing functions to agents. The expenditures made by the Fund pursuant to this Plan may not exceed an annual rate of 0.15% of the average daily value of net assets represented by such shares.

Shareholder services fees on Class A shares of the Funds and Premier Class shares of the U.S. Inflation-Protected Fund paid to Manifold for the six months period ended April 30, 2018 were as follows:

	Class A	Premier Class
Hillcrest Small Cap Value Fund	$342	$	N/A
Global Tactical Allocation Fund2	39,332		N/A
Kansas Tax-Exempt Bond Fund	7,365		N/A
Carret Core Plus Fund	43		N/A
U.S. Inflation-Protected Fund	23,180		757

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes shareholder transactions are accounted for on trade date on the last business day of the reporting period.

5.	Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, futures, and U.S. Government securities) for the six months ended April 30, 2018 were as follows:

	Purchases	Sales
Hillcrest Small Cap Value Fund	$1,133,529	$3,379,327
Global Tactical Allocation Fund	112,447,991	177,979,173
Kansas Tax-Exempt Bond Fund	15,671,519	37,382,609
Carret Core Plus Fund	3,643,160	28,507,573

The cost of purchases and the proceeds from sales of U.S. Government securities for the six months ended April 30, 2018 were as follows:

	Purchases	Sales
Carret Core Plus Fund	$20,208,571	$4,722,808
U.S. Inflation-Protected Fund	81,250,369	75,438,677

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

6.	Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

7.	Federal Income Tax Information:

FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), requires an evaluation of tax positions taken or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2014-2017 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Hillcrest Small Cap Value	$2,963,502	$255,955	$(130,663)	$125,292
Global Tactical Allocation	78,022,941	2,091,649	(256,505)	1,835,144
Kansas Tax-Exempt Bond	149,040,625	3,190,303	(1,349,727)	1,840,576
Carret Core Plus	42,246,127	88,119	(367,569)	(279,450)
U.S. Inflation-Protected	203,442,101	471,465	(3,161,065)	(2,689,600)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the fiscal years ended October 31, 2017 and 2016 were as follows:

	Hillcrest Small Cap Value		Global Tactical Allocation		Kansas Tax-Exempt Bond
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2017	Year Ended October 31, 2016
Distributions paid from:
Ordinary Income	$12,824	$1,177	$1,301,226	$1,234,579	$—	$308
Net long-term capital gains	—	—	—	—	—	—
Total taxable distributions	12,824	1,177	1,301,226	1,234,579	—	308
Tax exempt dividends	—	—	—	—	5,370,631	5,687,453
Total distributions paid	$12,824	$1,177	$1,301,226	$1,234,579	$5,370,631	$5,687,761

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

7.	Federal Income Tax Information: (Continued)

	Carret Core Plus Fund		U.S. Inflation-Protected Fund
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2017	Year Ended October 31, 2016
Distributions paid from:
Ordinary Income	$1,595,357	$2,525,783	$4,681,526	$1,512,953
Net long-term capital gains	112,394	770,441	—	—
Total taxable distributions	1,707,751	3,296,224	4,681,526	1,512,953
Tax exempt dividends	—	—	—	—
Total distributions paid	$1,707,751	$3,296,224	$4,681,526	$1,512,953

As of October 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Hillcrest Small Cap Value Fund	Global Tactical Allocation Fund	Kansas Tax-Exempt Bond Fund	Carret Core Plus Fund	U.S. Inflation- Protected Fund
Undistributed ordinary income	$334,827	$4,056,742	$72,211	$2,834	$1,442,026
Undistributed long-term capital gains	175,001	201,550	—	—	—
Tax accumulated earnings	509,828	4,258,292	72,211	2,834	1,442,026
Accumulated capital and other losses	—	—	(694,449)	(230,802)	(11,082,145)
Unrealized appreciation (depreciation) on investments	488,516	10,364,062	6,223,253	324,962	(1,119,692)
Total accumulated earnings (deficit)	$998,344	$14,622,354	$5,601,015	$96,994	$(10,759,811)

As of October 31, 2017, the following funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Hillcrest Small Cap Value Fund	Global Tactical Allocation Fund	Kansas Tax-Exempt Bond Fund	Carret Core Plus Fund	U.S. Inflation- Protected Fund
For losses expiring October 31,
2018	$—	$—	$48,637	$—	$—
2019	—	—	303,059	—	—
Not subject to expiration:
Short-term	—	—	342,753	230,802	1,549,396
Long-term	—	—	—	—	9,532,749
	$—	$—	$694,449	$230,802	$11,082,145

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2017, the Hillcrest Small Cap Value Fund utilized $38,067 of short-term non-expiring capital loss carryover, the Global Tactical Allocation Fund utilized $54,745 and $500,092 of short-term and long-term non-expiring capital loss carryover, respectively, and the Kansas Tax-Exempt Bond Fund utilized $46,961 of long-term non-expiring capital loss carryover.

Under The Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Act.

During the year ended October 31, 2017, the American Independence U.S. Inflation-Protected Fund delivered certain portfolio securities as payment for Fund shares redeemed. This transaction resulted in a realized capital loss of $281,039, none of which are taxable to the Fund, nor will result in increased capital gain distributions to existing shareholders.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

8.	Financial Futures Contracts:

The U.S. Inflation-Protected Fund entered into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of U.S. Inflation-Protected Fund’s open futures contracts at April 30, 2018 are contained at the end of its Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

9.	Investments in Derivatives:

The U.S. Inflation-Protected Fund made investments in derivative instruments which included futures transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of April 30, 2018. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Fund	Risk	Statements of Assets and Liabilities Location	Derivative Assets	Statements of Assets and Liabilities Location	Derivative Liabilities
U.S. Inflation-Protected Fund	Interest rate	Variation margin on futures contracts	$30,151	Variation margin	$—

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities and their indicative volumes for the six months ended April 30, 2018. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts(a)	Average Notional Value(a)
U.S. Inflation-Protected Fund	Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized Appreciation (Depreciation) on futures contracts	$166,725	$(52,535)	362	$34,242,650

(a)	Average number of contracts and average notional value is based on the average of quarter end balances for the period April 30, 2017 to April 30, 2018.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

10.	Segregation of Assets:

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Funds’ custodians have been instructed to segregate all assets on a settled basis. A Fund will not enter into transactions deemed to create leverage in excess of the Fund’s ability to segregate up to 100% of its settled liquid assets.

11.	Cash Concentration:

At times, the Funds maintain cash balances at financial institutions in excess of Federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

12.	Subsequent Events:

Liquidation of American Independence Hillcrest Small Cap Value and American Independence Carret Core Plus Funds: At a Board of Trustees meeting held on April 10, 2018, the Adviser proposed to the Trust’s Board, the closing and subsequent liquidation of the American Independence Hillcrest Small Cap Value Fund and the American Independence Carret Core Plus Fund due to the current asset level of the Funds and the decision by the majority shareholder of the American Independence Carret Core Plus Fund to redeem its investment in that Fund. The Board unanimously approved the proposal. Both Funds were liquidated on May 31, 2018 and the liquidation proceeds were distributed in cash to shareholders of record of each of the Funds.

As of June 10, 2018, and after a series of in person and telephonic Board meetings, the Board of the Trust approved (i) the reorganization of the American Independence Global Tactical Allocation Fund and the American Independence Kansas Tax-Exempt Bond Fund into clone series of ALPS Series Trust and (ii) the reorganization of the American Independence U.S. Inflation-Protected Fund into a clone series of The Advisors’ Inner Circle Fund II.

Management has evaluated events and transactions after April 30, 2018 through the date that the financial statements were issued and has determined that no additional disclosure in the financial statements is required.

American Independence Funds Trust

Additional Fund Information (Unaudited)

Portfolio Summaries

The American Independence Funds invested, as a percentage of net assets, in the following as of April 30, 2018:

American Independence Hillcrest Small Cap Value Fund
Portfolio Diversification	% of Net Assets
Financials	23.4%
Industrials	9.4
Real Estate	8.4
Consumer Discretionary	8.2
Information Technology	7.4
Energy	6.0
Health Care	4.9
Utilities	4.8
Materials	4.0
Consumer Staples	1.4
Short-Term Investment	22.0
Total Investments	99.9%
Other assets in excess of liabilities	0.1
Net Assets	100.0%

American Independence Global Tactical Allocation Fund
Portfolio Diversification	% of Net Assets
International Equity Exchange Traded Products	43.2%
U.S. Equity Exchange Traded Products	32.6
U.S. Fixed Income Exchange Traded Products	11.6
Short-Term Investment	12.3
Total Investments	99.7%
Other assets in excess of liabilities	0.3
Net Assets	100.0%

American Independence Kansas Tax-Exempt Bond Fund
Portfolio Diversification	% of Net Assets
Education	31.3%
General Obligation	23.2
Utilities	16.8
Health Care	14.9
Transportation	6.3
Tax Obligation	2.9
Housing	2.2
Other Revenue Bonds	0.3
Short-Term Investment	1.2
Total Investments	99.1%
Other assets in excess of liabilities	0.9
Net Assets	100.0%

American Independence Carret Core Plus Fund
Portfolio Diversification	% of Net Assets
Corporate Bonds	44.9%
U.S. Treasury Obligations	40.2
U.S. Government Agency Pass-Through Securities	3.9
Mortgage Derivatives – IO STRIPS	0.1
Short-Term Investment	7.3
Total Investments	96.4%
Other assets in excess of liabilities	3.6
Net Assets	100.0%

American Independence U.S. Inflation-Protected Fund
Portfolio Diversification	% of Net Assets
U.S. Treasury Inflation-Indexed Notes	67.5%
U.S. Treasury Inflation-Indexed Bonds	32.2
Short-Term Investment	1.1
Total Investments	100.8%
Liabilities in excess of other assets	(0.8)
Net Assets	100.0%

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2017 at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period* 11/1/2017- 4/30/2018	Expense Ratio During Period**† 11/1/2017- 4/30/2018
American Independence	Institutional Class Shares	$ 1,000.00	$ 955.90	$ 6.12	1.26%
Hillcrest Small Cap	Class A Shares	$ 1,000.00	$ 954.70	$ 7.93	1.64%
Value Fund	Class C Shares	$ 1,000.00	$ 951.70	$ 10.93	2.26%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,011.90	$ 4.76	0.95%
Global Tactical	Class A Shares	$ 1,000.00	$ 1,010.20	$ 6.64	1.33%
Allocation Fund	Class C Shares	$ 1,000.00	$ 1,006.30	$ 9.72	1.95%

American Independence	Institutional Class Shares	$ 1,000.00	$ 992.20	$ 2.39	0.48%
Kansas Tax-Exempt	Class A Shares	$ 1,000.00	$ 990.30	$ 4.32	0.88%
Bond Fund	Class C Shares	$ 1,000.00	$ 988.20	$ 7.31	1.48%

American Independence	Institutional Class Shares	$ 1,000.00	$ 986.20	$ 2.26	0.46%
Carret Core Plus Fund	Class A Shares	$ 1,000.00	$ 983.80	$ 4.02	0.82%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,002.60	$ 1.62	0.33%
U.S. Inflation-Protected Fund	Premier Class Shares	$ 1,000.00	$ 1,002.30	$ 2.36	0.47%
	Class A Shares	$ 1,000.00	$ 1,000.90	$ 3.85	0.78%
	Class C Shares	$ 1,000.00	$ 998.10	$ 6.57	1.33%

*	Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period).
**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period* 11/1/2017- 4/30/2018	Expense Ratio During Period**† 11/1/2017- 4/30/2018
American Independence	Institutional Class Shares	$ 1,000.00	$ 1,018.54	$ 6.31	1.26%
Hillcrest Small Cap	Class A Shares	$ 1,000.00	$ 1,016.68	$ 8.18	1.64%
Value Fund	Class C Shares	$ 1,000.00	$ 1,013.59	$ 11.28	2.26%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,020.06	$ 4.78	0.95%
Global Tactical	Class A Shares	$ 1,000.00	$ 1,018.18	$ 6.67	1.33%
Allocation Fund	Class C Shares	$ 1,000.00	$ 1,015.10	$ 9.76	1.95%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,022.39	$ 2.43	0.48%
Kansas Tax-Exempt	Class A Shares	$ 1,000.00	$ 1,020.45	$ 4.39	0.88%
Bond Fund	Class C Shares	$ 1,000.00	$ 1,017.44	$ 7.42	1.48%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,022.52	$ 2.30	0.46%
Carret Core Plus Fund	Class A Shares	$ 1,000.00	$ 1,020.74	$ 4.10	0.82%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,023.18	$ 1.64	0.33%
U.S. Inflation-Protected Fund	Premier Class Shares	$ 1,000.00	$ 1,022.44	$ 2.38	0.47%
	Class A Shares	$ 1,000.00	$ 1,020.95	$ 3.89	0.78%
	Class C Shares	$ 1,000.00	$ 1,018.22	$ 6.64	1.33%

*	Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period).
**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

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Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the American Independence Funds Trust.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable – only for annual reports.

(b)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Independence Funds Trust

By (Signature and Title)

/s/ Darlene DeRemer
Darlene DeRemer
President

Date: July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Darlene DeRemer
Darlene DeRemer
President

Date: July 5, 2018

By (Signature and Title)

/s/ Terrance P. Gallagher
Terrance P. Gallagher
Treasurer and Principal Financial Accounting Officer

Date: July 5, 2018